SCHEDULE OF OUTSTANDING INDEBTEDNESS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.29%
Short term debt, weighted average years to maturity	[1]	5 months 15 days
Short-Term Debt		¥ 3,865,575	¥ 1,692,599
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.24%
Long term debt, weighted average years to maturity	[1]	8 years 10 days
Total long-term loans		¥ 25,887,919	21,551,158
Total long-term loans, Less: current portion		(4,707,174)	(7,243,022)
Total long-term loans, Non-current portion		¥ 21,180,745	14,308,136
Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.27%
Long term debt, weighted average years to maturity	[1]	8 years 1 month 6 days
Total long-term loans		¥ 25,294,247	20,021,516
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.03%
Long term debt, weighted average years to maturity	[1]	5 years 1 month 28 days
Total long-term loans		¥ 593,672	1,529,642
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.61%
Long term debt, weighted average years to maturity	[1]	2 years 8 months 19 days
Total long-term loans		¥ 6,107,800	4,517,486
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.86%
Long term debt, weighted average years to maturity	[1]	5 years 7 months 17 days
Total long-term loans		¥ 486,720	1,075,188
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.16%
Long term debt, weighted average years to maturity	[1]	9 years 9 months 21 days
Total long-term loans		¥ 19,186,447	15,504,030
Variable Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.81%
Long term debt, weighted average years to maturity	[1]	3 years 18 days
Total long-term loans		¥ 106,952	454,454
Secured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.31%
Short term debt, weighted average years to maturity	[1]	5 months 19 days
Short-Term Debt		¥ 3,587,115	1,585,600
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.41%
Short term debt, weighted average years to maturity	[1]	7 months 13 days
Short-Term Debt		¥ 1,848,415	1,303,600
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.21%
Short term debt, weighted average years to maturity	[1]	3 months 18 days
Short-Term Debt		¥ 1,738,700	282,000
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.09%
Short term debt, weighted average years to maturity	[1]	3 months 21 days
Short-Term Debt		¥ 278,460	106,999
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.48%
Short term debt, weighted average years to maturity	[1]	5 months 26 days
Short-Term Debt		¥ 122,470	106,999
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.78%
Short term debt, weighted average years to maturity	[1]	2 months 1 day
Short-Term Debt		¥ 155,990

[1]	Pertained to information for loans outstanding as of December 31, 2024.